Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Deferred tax assets:
Less: valuation allowance	¥ (270,040)		¥ (407,053)		¥ (367,071)		¥ (347,240)
Total deferred tax assets, net		¥ 58,975		¥ 2,255		¥ 5,876
Jurisdictions other than Australia
Deferred tax assets:
Allowance for doubtful accounts and credit losses	240,368		241,242
Impairment of long-term investment	9,150		22,498
Impairment of long-lived assets	799
Net operating loss carry forwards	17,712		74,072
Guarantee liabilities	11		57,112
Accrued expense	2,000		12,129
Subtotal	270,040		407,053
Less: valuation allowance	¥ (270,040)		(407,053)
Deferred tax liabilities:
Intangible assets acquired in a business combination			(2,470)
Total deferred tax liabilities			(2,470)
Net deferred tax liabilities			¥ (2,470)